Quarterly Holdings Report
for

Fidelity Advisor® Diversified International Fund

January 31, 2021

ADIF-QTLY-0321
1.813040.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
Australia - 0.8%
Aristocrat Leisure Ltd.	205,425	$4,876
CSL Ltd.	43,133	8,957

TOTAL AUSTRALIA		13,833

Bailiwick of Jersey - 1.1%
Experian PLC	299,500	10,468
Ferguson PLC	88,146	10,235

TOTAL BAILIWICK OF JERSEY		20,703

Belgium - 1.3%
KBC Groep NV	225,780	15,815
UCB SA	74,000	7,680

TOTAL BELGIUM		23,495

Bermuda - 1.8%
Credicorp Ltd. (United States)	40,805	6,134
Hiscox Ltd. (a)	366,273	4,689
IHS Markit Ltd.	116,088	10,109
Marvell Technology Group Ltd.	217,000	11,167

TOTAL BERMUDA		32,099

Canada - 1.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	247,900	7,561
Constellation Software, Inc.	7,500	9,137
Fairfax India Holdings Corp. (a)(b)	247,900	2,628
Franco-Nevada Corp.	53,800	6,409
Topicus.Com, Inc. (a)(c)	13,948	52
Wheaton Precious Metals Corp.	120,600	4,953

TOTAL CANADA		30,740

Cayman Islands - 4.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	54,000	13,707
Anta Sports Products Ltd.	540,000	8,936
JD.com, Inc. Class A	108,800	4,825
KE Holdings, Inc. ADR (a)	55,500	3,280
Kuaishou Technology (a)	34,400	510
Li Ning Co. Ltd.	885,000	5,542
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	42,800	7,169
Sea Ltd. ADR (a)	13,900	3,012
Tencent Holdings Ltd.	310,100	27,631
Zai Lab Ltd. ADR (a)	40,154	6,427

TOTAL CAYMAN ISLANDS		81,039

China - 1.1%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	343,100	3,005
Kweichow Moutai Co. Ltd. (A Shares)	48,076	15,828
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	47,100	1,000
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	213,100	1,089

TOTAL CHINA		20,922

Denmark - 2.6%
DSV Panalpina A/S	112,600	17,631
GN Store Nord A/S	55,800	4,279
ORSTED A/S (b)	95,700	18,223
Vestas Wind Systems A/S	28,100	6,034

TOTAL DENMARK		46,167

Finland - 0.2%
Neste Oyj	49,300	3,487
France - 8.7%
Amundi SA (b)	112,658	8,394
BNP Paribas SA (a)	285,600	13,696
Capgemini SA	86,600	12,559
Dassault Systemes SA	32,200	6,438
Legrand SA	123,300	11,357
LVMH Moet Hennessy Louis Vuitton SE	50,743	30,679
Pernod Ricard SA	85,800	16,212
Sanofi SA	257,855	24,251
Sartorius Stedim Biotech	10,000	4,187
SR Teleperformance SA	54,800	17,969
Worldline SA (a)(b)	127,400	10,832

TOTAL FRANCE		156,574

Germany - 8.6%
adidas AG	56,209	17,872
Allianz SE	81,200	18,380
Deutsche Borse AG	66,100	10,637
Deutsche Post AG	329,326	16,267
Hannover Reuck SE	53,600	8,326
Linde PLC	79,238	19,424
Merck KGaA	26,000	4,345
RWE AG	260,500	11,210
SAP SE	191,273	24,270
Siemens Healthineers AG (b)	16,900	949
Symrise AG	83,400	10,394
Vonovia SE	192,200	12,861

TOTAL GERMANY		154,935

Hong Kong - 2.4%
AIA Group Ltd.	2,922,200	35,232
Techtronic Industries Co. Ltd.	536,500	8,082

TOTAL HONG KONG		43,314

India - 3.3%
HDFC Bank Ltd. (a)	766,342	14,645
Housing Development Finance Corp. Ltd.	387,887	12,659
Kotak Mahindra Bank Ltd. (a)	461,340	10,846
Reliance Industries Ltd.	829,908	20,981
Reliance Industries Ltd.	63,367	841

TOTAL INDIA		59,972

Indonesia - 0.8%
PT Bank Central Asia Tbk	3,528,800	8,501
PT Bank Rakyat Indonesia Tbk	20,037,400	5,970

TOTAL INDONESIA		14,471

Ireland - 2.3%
Aon PLC	42,500	8,632
Flutter Entertainment PLC	45,500	8,494
Kerry Group PLC Class A	57,300	7,781
Kingspan Group PLC (Ireland) (a)	98,981	6,727
Ryanair Holdings PLC (a)	57,100	982
Ryanair Holdings PLC sponsored ADR (a)	85,836	8,160

TOTAL IRELAND		40,776

Italy - 1.7%
Enel SpA	1,129,400	11,201
FinecoBank SpA	388,200	6,065
GVS SpA (b)	198,000	3,592
Recordati SpA	147,200	7,631
Reply SpA	21,500	2,635

TOTAL ITALY		31,124

Japan - 19.2%
Bandai Namco Holdings, Inc.	102,300	8,732
Daikin Industries Ltd.	79,500	16,785
FANUC Corp.	10,800	2,820
Fast Retailing Co. Ltd.	6,600	5,660
Hitachi Ltd.	44,400	1,825
Hoya Corp.	270,900	34,643
Iriso Electronics Co. Ltd.	7,651	348
Itochu Corp.	532,300	15,233
Kao Corp.	155,100	11,249
Keyence Corp.	63,800	34,195
KH Neochem Co. Ltd.	83,400	1,880
Minebea Mitsumi, Inc.	857,000	18,974
Misumi Group, Inc.	178,800	5,812
Murata Manufacturing Co. Ltd.	107,800	10,354
Nabtesco Corp.	77,400	3,462
Nexon Co. Ltd.	95,500	2,904
Nitori Holdings Co. Ltd.	67,403	13,378
NOF Corp.	44,900	2,156
Oracle Corp. Japan	39,200	4,622
ORIX Corp.	524,900	8,394
PALTAC Corp.	12,900	671
Persol Holdings Co. Ltd.	344,400	6,441
Recruit Holdings Co. Ltd.	301,500	13,114
Relo Group, Inc.	71,100	1,768
Shin-Etsu Chemical Co. Ltd.	130,300	22,609
Shiseido Co. Ltd.	44,400	2,878
SMC Corp.	28,800	17,421
Sony Corp.	311,800	29,843
Sugi Holdings Co. Ltd.	11,300	743
Tokyo Electron Ltd.	42,800	16,267
Tsuruha Holdings, Inc.	100,100	13,303
Welcia Holdings Co. Ltd.	240,412	8,171
Z Holdings Corp.	1,601,100	9,942

TOTAL JAPAN		346,597

Korea (South) - 2.6%
LG Chemical Ltd.	10,943	8,972
Samsung Electronics Co. Ltd.	310,510	22,766
SK Hynix, Inc.	133,500	14,623

TOTAL KOREA (SOUTH)		46,361

Luxembourg - 1.4%
B&M European Value Retail SA	2,316,895	16,990
Eurofins Scientific SA (a)	60,530	5,816
InPost SA	83,400	2,004

TOTAL LUXEMBOURG		24,810

Netherlands - 6.6%
Adyen BV (a)(b)	2,473	5,166
Airbus Group NV	33,000	3,318
ASML Holding NV	103,000	55,019
IMCD NV	18,850	2,339
JDE Peet's BV	69,927	2,698
Koninklijke Philips Electronics NV	309,762	16,885
NXP Semiconductors NV	116,100	18,631
Wolters Kluwer NV	173,600	14,418

TOTAL NETHERLANDS		118,474

New Zealand - 0.4%
Ryman Healthcare Group Ltd.	643,145	7,191
Norway - 0.8%
Adevinta ASA Class B (a)	58,539	873
NEL ASA (a)	638,900	2,294
Schibsted ASA (A Shares)	281,900	10,657

TOTAL NORWAY		13,824

Spain - 1.6%
Cellnex Telecom SA (b)	235,449	13,804
Iberdrola SA	1,154,102	15,665
Iberdrola SA rights (a)	1,024,870	199

TOTAL SPAIN		29,668

Sweden - 1.3%
Hexagon AB (B Shares)	127,300	11,151
Indutrade AB	492,000	10,115
Nordnet AB	111,300	1,793

TOTAL SWEDEN		23,059

Switzerland - 8.6%
Dufry AG (a)	117,774	6,357
Idorsia Ltd. (a)	30,216	920
Julius Baer Group Ltd.	107,560	6,508
Lonza Group AG	26,656	17,025
Nestle SA (Reg. S)	387,120	43,395
Roche Holding AG (participation certificate)	126,707	43,728
Sika AG	85,278	23,207
Sonova Holding AG Class B	26,293	6,358
Straumann Holding AG	1,571	1,745
Swiss Re Ltd.	67,660	5,975
Zur Rose Group AG (a)	332	153

TOTAL SWITZERLAND		155,371

Taiwan - 1.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	689,000	2,743
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	195,600	23,769

TOTAL TAIWAN		26,512

United Kingdom - 7.7%
AstraZeneca PLC (United Kingdom)	211,479	21,573
Beazley PLC	624,300	2,664
Big Yellow Group PLC	289,300	4,384
Compass Group PLC	269,192	4,809
Diageo PLC	235,700	9,463
Dr. Martens Ltd. (a)	172,300	873
JD Sports Fashion PLC	286,697	2,934
London Stock Exchange Group PLC	236,600	28,088
Ocado Group PLC (a)	269,500	10,254
Prudential PLC	697,194	11,155
RELX PLC (Euronext N.V.)	724,947	18,097
Rentokil Initial PLC (a)	1,404,000	9,572
S4 Capital PLC (a)	314,300	2,132
Smith & Nephew PLC	491,800	10,354
THG PLC	319,559	3,157

TOTAL UNITED KINGDOM		139,509

United States of America - 3.5%
Alphabet, Inc. Class C (a)	5,549	10,187
IQVIA Holdings, Inc. (a)	56,700	10,081
Marsh & McLennan Companies, Inc.	76,800	8,441
MasterCard, Inc. Class A	33,800	10,691
Microsoft Corp.	21,000	4,871
NICE Systems Ltd. sponsored ADR (a)	33,000	8,622
Visa, Inc. Class A	54,900	10,609

TOTAL UNITED STATES OF AMERICA		63,502

TOTAL COMMON STOCKS
(Cost $1,040,642)		1,768,529

Convertible Preferred Stocks - 0.4%
United States of America - 0.4%
Rivian Automotive, Inc.:
Series E (c)(d)	152,975	5,637
Series F (c)(d)	36,409	1,342
TOTAL UNITED STATES OF AMERICA
(Cost $3,712)		6,979

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.09% (e)
(Cost $23,026)	23,022,026	23,027
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,067,380)		1,798,535
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,533
NET ASSETS - 100%		$1,802,068

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,588,000 or 3.5% of net assets.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,979,000 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Rivian Automotive, Inc. Series E	7/10/20	$2,370
Rivian Automotive, Inc. Series F	1/19/21	$1,342

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$8
Fidelity Securities Lending Cash Central Fund	4
Total	$12

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.